LOSS PER SHARE (Tables)	9 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share

	Three Months Ended June 30,		Nine Months Ended June 30,
	2019	2018	2019	2018
Net loss for computation of basic and diluted net loss per share:
Net Loss attributable to MYnd Analytics, Inc.	$(2,121,700)	$(2,605,000)	$(6,757,800)	$(7,961,700)
Preferred stock dividends	(24,600)	—	(73,800)	—
	$(2,146,300)	$(2,605,000)	$(6,831,600)	$(7,961,700)

Basic and diluted net loss per share:
Basic and diluted net loss per share	$(0.20)	$(0.46)	$(0.76)	$(1.66)
Basic and diluted weighted average shares outstanding	10,722,152	5,698,523	8,880,214	4,793,273

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Warrants	6,269,673	5,616,721	6,269,673	5,616,721
Options	1,792,164	887,998	1,792,164	887,998
Total	8,061,837	6,504,719	8,061,837	6,504,719